Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

20.  Share-based compensation

The Group maintains share incentive plan under which the Group may grant a variety of incentive awards to employees and executives, which include restricted shares, share option awards and share options with employee termination compensation. (the “Share Incentive Plan”)

Share options

The Group has granted nil, 6,635,508 and nil share options with service condition only to certain employees in 2023, 2024 and 2025, respectively. Share options granted are subject to a four-year or two-year vesting schedule. Depending on the nature and the purpose of the grant, share options generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% or 50% every year thereafter.

From July 2022 to December 2023, the Group has granted 79,528,000 options to certain employees that are subject to both service and performance condition, where awards granted are only exercisable upon the occurrence of an IPO by the Group. As such, there is no share-based compensation expense recognized until the date of consummation of the IPO. In December 2023, due to the completion of the IPO, the accumulative share-based compensation expenses of RMB12,917 thousand for these share options were recorded accordingly.

Share options with employee termination compensation

From February 2022 to January 2023, the Group has granted 41,217,213 liability-classified share options, respectively, to certain employees that are subject to both service and performance condition. In the event the employee terminates employment prior to the consummation of an IPO, the Group shall reimburse the Grantee at an amount calculated based on the net assets of the Group as of the end of the last year prior to such termination.

From July 2022 to July 2023, the Group has granted 12,134,888 liability-classified employee share options to certain employees that are subject to both service and performance condition. Share options granted are subject to a three-year vesting schedule, vesting one third each year. Upon employee’s termination, the employee shall have the right to request the Group to compensate in cash for an amount calculated based on number of months for the employee’s continuous service.

20.  Share-based compensation (continued)

Share options with employee termination compensation (continued)

A summary of the changes in the share options relating to ordinary shares granted by the Group for the years ended December 31, 2023, 2024 and 2025 is as follows:

		Weighted-average	Weighted-average
	Options granted	exercise	grant date fair
	Share Number	price (US$)	value (US$)

Outstanding as of January 1, 2023	182,748,565	0.0306	0.1245
Granted	80,907,443	0.1306	0.3169
Cancelled/Forfeited	(14,700,489)	0.0579	0.1580
Outstanding as of December 31, 2023	248,955,519	0.0615	0.1851
Granted	6,635,508	0.0589	0.4133
Cancelled/Forfeited	(7,204,505)	0.1898	0.2080
Exercised	(21,537,574)	0.0068	0.1180
Outstanding as of December 31, 2024	226,848,948	0.0632	0.2086
Granted	—	—	—
Cancelled/Forfeited	(13,893,270)	0.1086	0.2260
Exercised	(23,404,920)	0.0190	0.1369
Outstanding as of December 31, 2025	189,550,758	0.0677	0.2331

The following table summarizes information regarding the share options outstanding as of December 31, 2024 and 2025:

	As of December 31, 2024
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands

Options outstanding	226,848,948	0.06	6.94	8,579
Exercisable	147,920,268	0.03	6.17	9,725
Expected to vest	78,928,680	0.11	8.39	(1,146)

	As of December 31, 2025
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands

Options outstanding	189,550,758	0.07	6.07	7,413
Exercisable	147,862,725	0.05	5.67	7,659
Expected to vest	41,688,033	0.11	7.48	(246)

20.  Share-based compensation (continued)

Share options with employee termination compensation (continued)

The Group uses the Binomial option pricing model to estimate the fair value of share options. The assumptions used to value the fair value of each option granted under the Group’s Share Incentive Plan during 2023 and 2024 are as follow:

	Year ended December 31,
	2023	2024
	RMB	RMB

Exercise price	RMB0.00-1.80	RMB0.00-1.80
	(US$0.00-0.25)	(US$0.00-0.25)
Fair value of the ordinary shares on the date of option grant	RMB2.04-3.10	RMB1.93-3.44
	(US$0.30-0.43)	(US$0.27-0.48)
Risk-free interest rate	2.64%-3.84%	2.51%
Contractual life	10 years	10 years
Expected forfeiture rate (post-vesting)	16%	16%
Exercise multiples	2.8	2.8
Expected dividend yield	—	—
Expected volatility	30.09%-30.41%	30.00%

(i)Risk-free interest rate is based on the yields of Chinese Mainland Government Bonds with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
(iii)The exercise multiples were estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behaviour of the grantees.
(iv)Expected volatility is assumed based on the historical volatility of the Group and the Group’s comparable companies in the period equal to the expected life of each grant.

As of December 31, 2024 and 2025, there were RMB55,782 thousand and RMB15,010 thousand unrecognized compensation expenses related to the share options granted, which is expected to be recognized over a weighted-average period of 2.89 and 1.85 years, respectively.

RSUs

From January 2025 to July 2025, the Group granted 51,920,610 restricted stock units (RSUs) to certain employees, subject to service conditions only. These RSUs shall vest over a four-year period, either with 25% of the RSUs vesting on each anniversary of the grant date, or with 50% vesting on the second anniversary and 25% vesting on each of the third and fourth anniversaries of the grant date.

In addition, the Group granted 8,032,500 RSUs to certain employees, subject to both service conditions and performance conditions. Vesting of this portion of RSUs is contingent upon the achievement of performance targets over a three-year period, and the Company is of the opinion that such performance targets are expected to be met.

20.  Share-based compensation (continued)

RSUs (continued)

A summary of the changes in the restricted stock units relating to ordinary shares granted by the Group for the years ended December 31, 2025 is as follows:

		Weighted-average
	RSUs granted	grant date
	Share Number	fair value (US$)

Outstanding as of January 1, 2025	—	—
Granted	59,953,110	0.1045
Cancelled/Forfeited	(10,137,750)	0.1049
Outstanding as of December 31, 2025	49,815,360	0.1045

As of December 31, 2025, unrecognized compensation expense related to the granted RSUs amounted to RMB20,681 thousand, which is expected to be recognized over a weighted-average period of 2.89 years.

Share-based compensation was recognized in operating expenses for the years ended December 31, 2023, 2024 and 2025 as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Fulfillment	195	811	672
Sales and marketing	4,682	11,055	8,294
Research and development	3,070	4,615	4,283
General and administrative	9,446	92,035	40,568
Total share-based compensation expenses	17,393	108,516	53,817